SEGMENT REPORTING - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEGMENT REPORTING
Revenues	$ 32,922	$ 43,101	$ 57,025
Cost of revenue	$ 18,582	29,107	35,025
Number of reportable segments | segment	2
Cost of data center services	$ 16,877	21,834	17,515
Inter-segment
SEGMENT REPORTING
Revenues	(12,558)	(11,943)	(7,593)
Cost of revenue	(12,558)	(11,943)	(7,593)
Data center | Inter-segment
SEGMENT REPORTING
Revenues	12,558	11,943	7,593
Cost of data center services	$ 12,558	$ 11,943	$ 7,593